Summary of Significant Accounting Policies - Schedule of Adjustments to Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net	$ 2,479,958	$ 2,245,469
Deferred credits and other liabilities	839,703	754,774
Retained earnings	$ 7,630,916	7,316,910
As Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net		2,145,444
Deferred credits and other liabilities		718,613
Retained earnings		7,255,972
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net		100,025
Deferred credits and other liabilities		36,161
Retained earnings		$ 60,938